Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class A [Member] Previously Reported [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class B [Member] Previously Reported [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Dec. 31, 2022								$ (2,037,000)		$ 682,056				$ (2,075,815)		$ (3,430,759)
Balance, shares at Dec. 31, 2022				226
Treasury stock, shares at Dec. 31, 2022								(94)
Net loss														(10,283,109)		(10,283,109)
Issuance of common stock for conversion of dividend payable										3,925,273						3,925,273
Issuance of common stock for convesion of dividend payable, shares				14
Issuance of common stock to consultants for services										4,493,333						4,493,333
Issuance of common stock to consultants for services, shares				16
Issuance of common stock to employees for services										1,379,196						1,379,196
Issuance of common stock to employees for services, shares				5
Unrealized loss in fair value of short-term investments												(1,662)				(1,662)
Balance at Dec. 31, 2023				$ 120				$ (2,037,000)	$ (2,037,000)	10,479,738	$ 10,479,858	(1,662)	$ (1,662)	(12,358,924)	$ (12,358,924)	$ (3,917,728)	$ (3,917,728)
Balance, shares at Dec. 31, 2023				13,098	262
Treasury stock, shares at Dec. 31, 2023								(94)	(94)							94
Realized gain in fair value of short-term investments												1,662				$ 1,662
Common stock exchanged in Merger				$ (120)						(3,854,573)						(3,854,693)
Issuance of common stock exchanged in Merger, shares				(13,098)
Issuance of common stock - Series A exchanged in Merger				$ 23						(23)
Issuance of common stock - Series A exchanged in Merger, shares				230,765
Issuance of common stock - Series B issued in Merger						$ 3				(3)
Issuance of common stock - Series B issued in Merger, shares						34,337
Net loss														(1,301,864)		(1,301,864)
Balance at Mar. 31, 2024				$ 23		$ 3		$ (2,037,000)		6,625,139				(13,660,788)		(9,072,623)
Balance, shares at Mar. 31, 2024				230,765		34,337
Treasury stock, shares at Mar. 31, 2024								(94)
Balance at Dec. 31, 2023				$ 120				$ (2,037,000)	$ (2,037,000)	10,479,738	10,479,858	(1,662)	(1,662)	(12,358,924)	(12,358,924)	$ (3,917,728)	(3,917,728)
Balance, shares at Dec. 31, 2023				13,098	262
Treasury stock, shares at Dec. 31, 2023								(94)	(94)							94
Net loss																$ (2,871,192)
Balance at Jun. 30, 2024				$ 23		$ 3		$ (2,037,000)		6,760,139				(15,231,269)		(10,508,104)
Balance, shares at Jun. 30, 2024				230,765		34,337
Treasury stock, shares at Jun. 30, 2024								(94)
Balance at Dec. 31, 2023				$ 120				$ (2,037,000)	$ (2,037,000)	10,479,738	10,479,858	(1,662)	(1,662)	(12,358,924)	(12,358,924)	$ (3,917,728)	(3,917,728)
Balance, shares at Dec. 31, 2023				13,098	262
Treasury stock, shares at Dec. 31, 2023								(94)	(94)							94
Realized gain in fair value of short-term investments													1,662				1,662
Issuance of common stock exchanged in Merger, shares				(262)
Issuance of common stock - Series A exchanged in Merger					23						(23)
Issuance of common stock - Series A exchanged in Merger, shares				230,765
Issuance of common stock - Series B issued in Merger							3				(3)
Issuance of common stock - Series B issued in Merger, shares						34,337
Net loss															(8,795,419)	$ (8,795,419)	(8,795,419)
Revaluation of costs of merger											385,000				(1,153)		383,847
Issuance of common stock for conversion of notes					28						9,989,632						9,989,660
Issuance of common stock for conversion of notes, shares				275,748
Stock-based compensation - options											538,323						538,323
Issuance of common stock exchanged in Merger											(3,854,693)						(3,854,693)
Issuance of common stock for interest and make good					1						700,820						700,821
Issuance of common stock for interest and make good, shares				14,461
Stock-based compensation - common stock											119,959						119,959
Stock-based compensation - common stock, shares				1,437
Debt refinance conversion											192,787						192,787
Balance at Dec. 31, 2024				$ 52	$ 52	$ 3	$ 3	$ (2,037,000)	$ (2,037,000)	18,551,660	18,551,660			(21,155,496)	(21,155,496)	$ (4,640,781)	$ (4,640,781)
Balance, shares at Dec. 31, 2024				522,411	522,411	34,337	34,337
Treasury stock, shares at Dec. 31, 2024								(94)	(94)							4,692	94
Balance at Mar. 31, 2024				$ 23		$ 3		$ (2,037,000)		6,625,139				(13,660,788)		$ (9,072,623)
Balance, shares at Mar. 31, 2024				230,765		34,337
Treasury stock, shares at Mar. 31, 2024								(94)
Net loss														(1,569,329)		(1,569,329)
Revaluation of costs of merger										135,000				(1,152)		133,848
Balance at Jun. 30, 2024				$ 23		$ 3		$ (2,037,000)		6,760,139				(15,231,269)		(10,508,104)
Balance, shares at Jun. 30, 2024				230,765		34,337
Treasury stock, shares at Jun. 30, 2024								(94)
Balance at Dec. 31, 2024				$ 52	$ 52	$ 3	$ 3	$ (2,037,000)	$ (2,037,000)	18,551,660	18,551,660			(21,155,496)	(21,155,496)	$ (4,640,781)	$ (4,640,781)
Balance, shares at Dec. 31, 2024				522,411	522,411	34,337	34,337
Treasury stock, shares at Dec. 31, 2024								(94)	(94)							4,692	94
Net loss														(2,670,322)		$ (2,670,322)
Issuance of common stock for PIPE interest and make good				$ 5						1,087,508						1,087,513
Issuance of common stock for PIPE interest and make good, shares				48,048
Issuance of common stock for conversion of notes				$ 1						1,654,999						1,655,000
Issuance of common stock for conversion of notes, shares				13,240
Stock-based compensation - options										3,341						3,341
Balance at Mar. 31, 2025				$ 58		$ 3		$ (2,037,000)		21,297,508				(23,825,818)		(4,565,249)
Balance, shares at Mar. 31, 2025				583,699		34,337
Treasury stock, shares at Mar. 31, 2025								(94)
Balance at Dec. 31, 2024				$ 52	$ 52	$ 3	$ 3	$ (2,037,000)	$ (2,037,000)	18,551,660	$ 18,551,660			(21,155,496)	$ (21,155,496)	$ (4,640,781)	$ (4,640,781)
Balance, shares at Dec. 31, 2024				522,411	522,411	34,337	34,337
Treasury stock, shares at Dec. 31, 2024								(94)	(94)							4,692	94
Net loss																$ (5,991,792)
Balance at Jun. 30, 2025				$ 80		$ 20		$ (2,037,000)		33,497,876				(27,147,288)		$ 4,313,688
Balance, shares at Jun. 30, 2025	1,885			810,617		200,000
Treasury stock, shares at Jun. 30, 2025								(94)								4,692
Balance at Mar. 31, 2025				$ 58		$ 3		$ (2,037,000)		21,297,508				(23,825,818)		$ (4,565,249)
Balance, shares at Mar. 31, 2025				583,699		34,337
Treasury stock, shares at Mar. 31, 2025								(94)
Net loss														(3,321,470)		(3,321,470)
Issuance of common stock for PIPE interest and make good				$ 11						1,082,183						1,082,194
Issuance of common stock for PIPE interest and make good, shares				111,148
Issuance of common stock for conversion of notes				$ 3						1,557,997						1,558,000
Issuance of common stock for conversion of notes, shares				31,160
Stock-based compensation - options										3,342						3,342
Issuance of common stock for conversion of dividend payable				$ 8		$ 17				3,905,536						3,905,561
Issuance of common stock for convesion of dividend payable, shares				84,662		165,663
Reverse stock split adjustment
Reverse stock split adjustment, shares				(52)
Issuance of Series A Preferred and associated warrants										5,651,310						5,651,310
Issuance of Series A Preferred and associated warrants, shares	1,885
Balance at Jun. 30, 2025				$ 80		$ 20		$ (2,037,000)		$ 33,497,876				$ (27,147,288)		$ 4,313,688
Balance, shares at Jun. 30, 2025	1,885			810,617		200,000
Treasury stock, shares at Jun. 30, 2025								(94)								4,692